Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098
215.564.8000

September 18, 2013

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:                           EGA Frontier Diversified Core Fund (the “Trust”)
Amended Registration Statement on Form N-2

Dear Sir or Madam:

On behalf of the Trust, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Pre-Effective Amendment”).

The Pre-Effective Amendment is being filed for the purposes of: (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (the “SEC”) on the Trust’s initial Registration Statement on Form N-2, which was filed with the SEC on December 24, 2012 and (ii) making certain other changes.

Please contact me at (215) 564-8011 with any questions or comments relating to this filing.

Very truly yours,

/s/Michael D. Mabry
Michael D. Mabry

CC: Mary Cole

Enclosure